UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                                     entries.

Institutional Manager Filing this Report:

Name:         M. Kingdon Offshore Ltd.

Address:      c/o Goldman Sachs (Cayman) Trust, Limited
P. O. Box 896, KY1-1103

              Gardenia Court, Suite 3307
45 Market Street, Camana Bay

              Cayman Islands


13F File Number: 28-10583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William Walsh
Title:  Chief Financial Officer
Phone:  (212) 333-0100

Signature, Place and Date of Signing:

/s/ William Walsh                New York, New York            August 16, 2010
-------------------            ----------------------       --------------------
   [Signature]                     [City, State]                  [Date]


* Due to a restructuring, as of January 1, 2010, M. Kingdon Offshore Ltd. no longer exercised investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities. Accordingly, this is M. Kingdon Offshore Ltd.'s last filing.

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name
     --------------------            ----------------------------------
     28-04575                        Kingdon Capital Management, L.L.C.




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